Interest Rate Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2014	Sep. 30, 2013
Interest Rate Derivatives
Derivative income	$ 398
Accumulated OCI amortization	(247)
Change in deferred taxes	149
Interest rate swap contracts
Interest Rate Derivatives
Aggregate notional value		$ 50,000
Amount of accumulated other comprehensive income (loss) related to interest rate swap contracts maturing within the next twelve months, net of tax	149
Derivative income	794
Accumulated OCI amortization	247
Change in deferred taxes	149
Derivative expense	$ (396)